Consolidated statements of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net earnings	$ 2,327	$ 2,926
Items that will be subsequently reclassified to net earnings
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $93 million and $118 million for 2023 and 2022, respectively	(257)	(321)
Items that will not be reclassified to net earnings
Actuarial (losses) gains on post-employment benefit plans, net of income taxes of $149 million and ($151) million for 2023 and 2022, respectively	(404)	415
Net change in value of publicly-traded and privately-held investments, net of income taxes of ($50) million and ($19) million for 2023 and 2022, respectively	325	30
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $5 million and ($21) million for 2023 and 2022, respectively	(12)	58
Other comprehensive (loss) income	(348)	182
Total comprehensive (loss) income	1,979	3,108
Total comprehensive income attributable to:
Common shareholders	1,731	2,891
Preferred shareholders	187	152
Non-controlling interest	$ 61	$ 65